NVIT Allspring Discovery Fund Investment Strategy - NVIT Allspring Discovery Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies. For these purposes, small- and medium-sized companies are companies with market capitalizations at the time of purchase equal to or lower than the company with the largest capitalization in the Russell Midcap® Index, which was approximately $83.5 billion as of December 31, 2025. The Fund uses a growth style of investing. In other words, the Fund seeks companies whose earnings are expected to grow consistently faster than those of other companies. Equity securities in which the Fund invests are primarily common stock. The Fund may also invest in equity securities of companies that are located outside the United States. The subadviser seeks to identify companies that have the prospect for strong sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that the subadviser believes have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). Furthermore, the subadviser seeks to identify companies that embrace innovation and foster disruption using technology to maximize efficiencies, gain pricing advantages, and take market share from competitors. The subadviser views innovative companies as those that, among other characteristics, have the ability to advance new products or services through investment in research and development, that operate a business model that is displacing legacy industry incumbents, that are pursuing a large unmet need or total available market, and/or that are benefiting from changes in demographic, lifestyle, or environmental trends. The subadviser believes innovation found in companies on the “right side of change” is often mispriced in today’s public equity markets and is a frequent signal or anomaly that the subadviser seeks to exploit through its investment process. The subadviser pays particular attention to how management teams allocate capital in order to drive future cash flow. Price objectives are determined based on industry-specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to EBITDA (earnings before interest, taxes, depreciation and amortization) and free cash flow yield. In addition to meeting with management, the subadviser takes a “surround the company” approach by surveying a company's vendors, distributors, competitors and customers to obtain multiple perspectives that help the subadviser make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. The team seeks a favorable risk/reward relationship to fair valuation, which the subadviser defines as the value of the company (i.e., its price target for the stock) relative to where the stock is currently trading. The subadviser may invest in any sector, and at times it may emphasize one or more particular sectors. The subadviser may choose to sell a holding when it no longer offers favorable growth prospects, reaches its target price, or to take advantage of a better investment opportunity.